UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                   OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                             Investment Company Act
                              file number 811-6027

                              KAVILCO INCORPORATED
               (Exact name of registrant as specified in charter)

                        600 UNIVERSITY STREET, SUITE 3010
                         SEATTLE, WASHINGTON 98101-1129
               (Address of Principal executive offices) (Zip Code)

       Registrant's telephone number, including area code: (206) 624-6166

Date of fiscal year end: December 31, 2006

Date of reporting period: March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

KAVILCO INCORPORATED
SCHEDULE OF INVESTMENTS
For period ended March 31, 2006 (unaudited)
                                                  PRINCIPAL
                                              AMOUNT/SHARES          VALUE

U.S. GOVERNMENT SECURITIES - 68.9%
  U.S. Treasury Bond
    4.250% due 01-15-11                           2,000,000      1,950,625
    4.500% due 11-15-15                           5,000,000      4,851,562
    7.250% due 05-15-16                           2,000,000      2,365,000
    4.500% due 02-15-36                           2,000,000      1,876,250
  Federal Home Loan Bank
    3.250% due 06-22-06                           1,000,000        998,440
    3.350% due 07-11-06                           1,000,000        998,125
    3.760% due 09-29-06                           1,000,000        993,125
    4.000% due 06-29-07                           2,000,000      1,973,125
    3.375% due 12-28-07                           1,000,000        992,500
    3.500% due 12-17-09                           1,000,000        992,187
    4.000% due 06-30-10                           1,000,000        979,375
  Federal National Mortgage Association
    6.210% due 11-07-07                           1,000,000      1,016,710
    6.150% due 12-10-07                           1,000,000      1,016,760
    4.000% due 12-14-07                           1,000,000        981,250
    3.375% due 07-07-10                           1,000,000        977,187
                                                               -----------
Total U.S. Government Securities
    (adjusted cost $23,242,057)                                 22,962,221
                                                               -----------

CORPORATE BONDS - 23.6%
Banking
  J.P. Morgan Chase & Co.
    7.875% due 07-15-06                           1,000,000      1,007,541
Beverage (soft drink)
  Coca-Cola Enterprises
    8.500% due 02-01-12                             700,000        807,530
Diversified financial services
  General Electric Capital Corp.
    8.500% due 07-24-08                           1,000,000      1,067,753
Electric utility
  Potomac Electric Power
    6.500% due 03-15-08                             190,000        193,640
Entertainment
  Walt Disney Co.
    5.800% due 10-27-08                             290,000        291,607
Food Processing
  Heinz Corp., 6.000% due 03-15-08                  229,000        230,778
Retail store
  Dayton Hudson
    8.600% due 01-15-12                             100,000        115,507
  Wal-Mart Stores
    6.875% due 08-10-09                           1,000,000      1,048,444
Securities brokerage
  Bear Stearns Co. Inc.
    7.625% due 12-07-09                           1,000,000      1,071,779
  Merrill Lynch & Co.
    6.375% due 10-15-08                           1,000,000      1,026,505
Telecommunication services
  Pacific Bell
    6.125% due 02/15/08                           1,000,000      1,007,389

Total Corporate Bonds                                          -----------
(adjusted cost $7,543,920)                                       7,868,474
                                                               -----------

COMMON STOCK - 0.6%
Computer Software & Services
  Microsoft Corp.                                     3,640         99,044
Natural Gas (diversified)
  Kinder Morgan Energy Partners                         400         19,272
Oil Refining & Marketing
  Suncor Energy Inc.                                    300         23,106
  Sunoco Inc.                                           300         23,271
  Valero Energy Corp.                                   450         26,901
                                                               -----------
Total Common Stock
(adjusted cost $122,920)                                           191,594
                                                               -----------

CASH & EQUIVALENTS - 6.9%
Money Market                                                     2,290,262
                                                               -----------
                                                                11,884,223
                                                               -----------

Total investments in securities
 (identified cost $33,199,158)
TOTAL PORTFOLIO VALUE                                          $33,312,553
                                                               ===========

ITEM 2. CONTROLS AND PROCEDURES
(a) The registrant's President/Chief Executive Officer and Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company
Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. - EXHIBITS

The following exhibits are attached to this Form N-Q:

(a)  Certification of President/Chief Executive Officer

(b)  Certification of Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of Kavilco Incorporated and in the capacities and on the dates indicated.

By /s/Louis A. Thompson
Louis A. Thompson
Chief Executive Officer
Date: April 27, 2006

By /s/Scott Burns
Scott Burns
Chief Financial Officer
Date: April 27, 2006